Derivative Instruments and Hedging Activities Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Designated as Hedging Instrument [Member] | Other Noncurrent Assets [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Asset	$ 16	$ 11
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Asset	1	0
Designated as Hedging Instrument [Member] | Accounts Payable and Accrued Liabilities [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Liability	0	1
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Asset	1	4
Not Designated as Hedging Instrument [Member] | Accounts Payable and Accrued Liabilities [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Liability	$ 2	$ 1